Allowance for Credit Losses and Credit Quality - Schedule of Allowance for Loan Losses for Legacy and Acquired Loans, by Loan Portfolio (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses
Provision for Loan, Lease, and Other Losses	$ 30,908	$ 19,060	$ 5,145
Financing Receivable, Allowance for Credit Losses
Balance at beginning of the period	130,131	143,074	251,603
Transfer of balance to the RULC			(9,828)
Transfer of balance to OREO	(1,221)	(7,323)	(28,126)
Loans charged off	(26,515)	(26,855)	(26,481)
Recoveries	6,435	6,435	6,846
Balance at end of the period	138,378	130,131	143,074
Financing Receivable, Reserve For Unfunded Commitments
Balance at beginning of the period	11,801	11,147	0
Transfer of balance from the allowance for loan losses			9,828
Balance at end of the period	14,145	11,801	11,147
Loans, net of unearned income:
Balance at end of period	229,217	444,544
Legacy Loans
Financing Receivable, Allowance for Credit Losses
Provision for Loan, Lease, and Other Losses	27,711	14,274	6,828
Financing Receivable, Allowance for Credit Losses
Balance at beginning of the period	76,174	67,342	74,211
Transfer of balance to the RULC			(9,828)
Transfer of balance to OREO	0	0	0
Loans charged off	(15,778)	(11,312)	(10,686)
Recoveries	5,701	5,870	6,817
Balance at end of the period	93,808	76,174	67,342
Financing Receivable, Reserve For Unfunded Commitments
Balance at beginning of the period	11,801	11,147	0
Transfer of balance from the allowance for loan losses			9,828
Provision for (Reversal of) unfunded commitments	2,344	654	1,319
Balance at end of the period	14,145	11,801	11,147
Allowance on loans individually evaluated for impairment	3,993	430	1,029
Allowance on loans collectively evaluated for impairment	89,815	75,744	66,313
Loans, net of unearned income:
Balance at end of period	11,190,520	9,668,714	8,288,321
Balance at end of period individually evaluated for impairment	66,641	11,700	26,182
Balance at end of period collectively evaluated for impairment	11,123,879	9,657,014	8,262,139
Legacy Loans | Commercial Loans | Real Estate
Financing Receivable, Allowance for Credit Losses
Provision for Loan, Lease, and Other Losses	(1,466)	2,171	(5,919)
Financing Receivable, Allowance for Credit Losses
Balance at beginning of the period	26,752	22,872	31,298
Transfer of balance to the RULC			(2,939)
Loans charged off	(2,525)	(1,164)	(2,908)
Recoveries	1,897	2,873	3,340
Balance at end of the period	24,658	26,752	22,872
Financing Receivable, Reserve For Unfunded Commitments
Balance at beginning of the period	3,370	3,071	0
Transfer of balance from the allowance for loan losses			2,939
Provision for (Reversal of) unfunded commitments	790	299	132
Balance at end of the period	4,160	3,370	3,071
Allowance on loans individually evaluated for impairment	1,246	20	8
Allowance on loans collectively evaluated for impairment	23,412	26,732	22,864
Loans, net of unearned income:
Balance at end of period	4,504,062	3,676,811	3,054,100
Balance at end of period individually evaluated for impairment	28,857	7,013	8,705
Balance at end of period collectively evaluated for impairment	4,475,205	3,669,798	3,045,395
Legacy Loans | Commercial Loans | Commercial and Industrial
Financing Receivable, Allowance for Credit Losses
Provision for Loan, Lease, and Other Losses	(103)	4,971	3,870
Financing Receivable, Allowance for Credit Losses
Balance at beginning of the period	24,455	20,839	20,605
Transfer of balance to the RULC			(3,497)
Loans charged off	(1,276)	(1,400)	(516)
Recoveries	207	45	377
Balance at end of the period	23,283	24,455	20,839
Financing Receivable, Reserve For Unfunded Commitments
Balance at beginning of the period	3,733	1,814	0
Transfer of balance from the allowance for loan losses			3,497
Provision for (Reversal of) unfunded commitments	(285)	1,919	(1,683)
Balance at end of the period	3,448	3,733	1,814
Allowance on loans individually evaluated for impairment	272	407	841
Allowance on loans collectively evaluated for impairment	23,011	24,048	19,998
Loans, net of unearned income:
Balance at end of period	2,952,102	2,452,521	2,234,173
Balance at end of period individually evaluated for impairment	20,086	3,988	15,812
Balance at end of period collectively evaluated for impairment	2,932,016	2,448,533	2,218,361
Legacy Loans | Commercial Loans | Energy-Related
Financing Receivable, Allowance for Credit Losses
Provision for Loan, Lease, and Other Losses	17,917	(929)	66
Financing Receivable, Allowance for Credit Losses
Balance at beginning of the period	5,949	6,878	6,812
Transfer of balance to the RULC			0
Loans charged off	(3)	0	0
Recoveries	0	0	0
Balance at end of the period	23,863	5,949	6,878
Financing Receivable, Reserve For Unfunded Commitments
Balance at beginning of the period	1,596	3,043	0
Transfer of balance from the allowance for loan losses			0
Provision for (Reversal of) unfunded commitments	1,069	(1,447)	3,043
Balance at end of the period	2,665	1,596	3,043
Allowance on loans individually evaluated for impairment	2,122	0	0
Allowance on loans collectively evaluated for impairment	21,741	5,949	6,878
Loans, net of unearned income:
Balance at end of period	677,177	872,866	752,682
Balance at end of period individually evaluated for impairment	13,020	0	0
Balance at end of period collectively evaluated for impairment	664,157	872,866	752,682
Legacy Loans | Residential Mortgage
Financing Receivable, Allowance for Credit Losses
Provision for Loan, Lease, and Other Losses	1,493	566	758
Financing Receivable, Allowance for Credit Losses
Balance at beginning of the period	2,678	2,546	1,583
Transfer of balance to the RULC			(40)
Loans charged off	(291)	(578)	(519)
Recoveries	67	144	764
Balance at end of the period	3,947	2,678	2,546
Financing Receivable, Reserve For Unfunded Commitments
Balance at beginning of the period	168	72	0
Transfer of balance from the allowance for loan losses			40
Provision for (Reversal of) unfunded commitments	662	96	32
Balance at end of the period	830	168	72
Allowance on loans individually evaluated for impairment	1	0	180
Allowance on loans collectively evaluated for impairment	3,946	2,678	2,366
Loans, net of unearned income:
Balance at end of period	694,023	527,694	414,372
Balance at end of period individually evaluated for impairment	70	0	1,407
Balance at end of period collectively evaluated for impairment	693,953	527,694	412,965
Legacy Loans | Consumer and Other Loans
Financing Receivable, Allowance for Credit Losses
Provision for Loan, Lease, and Other Losses	9,870	7,495	8,053
Financing Receivable, Allowance for Credit Losses
Balance at beginning of the period	16,340	14,207	13,913
Transfer of balance to the RULC			(3,352)
Loans charged off	(11,683)	(8,170)	(6,743)
Recoveries	3,530	2,808	2,336
Balance at end of the period	18,057	16,340	14,207
Financing Receivable, Reserve For Unfunded Commitments
Balance at beginning of the period	2,934	3,147	0
Transfer of balance from the allowance for loan losses			3,352
Provision for (Reversal of) unfunded commitments	108	(213)	(205)
Balance at end of the period	3,042	2,934	3,147
Allowance on loans individually evaluated for impairment	352	3	0
Allowance on loans collectively evaluated for impairment	17,705	16,337	14,207
Loans, net of unearned income:
Balance at end of period	2,363,156	2,138,822	1,832,994
Balance at end of period individually evaluated for impairment	4,608	699	258
Balance at end of period collectively evaluated for impairment	2,358,548	2,138,123	1,832,736
Acquired Loans
Financing Receivable, Allowance for Credit Losses
Balance at beginning of the period	53,957	75,732	177,392
Transfer of balance to the RULC			0
Provision for (Reversal of) loan losses	3,197	4,786	(1,683)
Increase (Decrease) in FDIC loss share receivable	(1,360)	(4,260)	(56,085)
Transfer of balance to OREO	(1,221)	(7,323)	(28,126)
Loans charged off	(10,737)	(15,543)	(15,795)
Recoveries	734	565	29
Balance at end of the period	44,570	53,957	75,732
Financing Receivable, Reserve For Unfunded Commitments
Balance at beginning of the period	0	0	0
Transfer of balance from the allowance for loan losses			0
Balance at end of the period	0	0	0
Allowance on loans individually evaluated for impairment	86	0	0
Allowance on loans collectively evaluated for impairment	44,484	53,957	75,732
Loans, net of unearned income:
Balance at end of period	3,136,908	1,772,330	1,203,698
Balance at end of period individually evaluated for impairment	1,342	0	0
Balance at end of period collectively evaluated for impairment	2,410,856	905,179	750,909
Balance at end of period acquired with deteriorated credit quality	724,710	867,151	452,789
Acquired Loans | Commercial Loans | Real Estate
Financing Receivable, Allowance for Credit Losses
Balance at beginning of the period	29,949	42,026	107,269
Provision for (Reversal of) loan losses	2,182	665	(1,286)
Increase (Decrease) in FDIC loss share receivable	757	227	(28,238)
Transfer of balance to OREO	174	(1,897)	(19,953)
Loans charged off	(7,810)	(11,201)	(15,795)
Recoveries	727	129	29
Balance at end of the period	25,979	29,949	42,026
Financing Receivable, Reserve For Unfunded Commitments
Allowance on loans individually evaluated for impairment	0	0	0
Allowance on loans collectively evaluated for impairment	25,979	29,949	42,026
Loans, net of unearned income:
Balance at end of period	1,569,449	684,968	732,401
Balance at end of period individually evaluated for impairment	720	0	0
Balance at end of period collectively evaluated for impairment	1,149,315	169,338	393,487
Balance at end of period acquired with deteriorated credit quality	419,414	515,630	338,914
Acquired Loans | Commercial Loans | Commercial and Industrial
Financing Receivable, Allowance for Credit Losses
Balance at beginning of the period	3,265	6,641	13,246
Provision for (Reversal of) loan losses	(122)	536	(1,146)
Increase (Decrease) in FDIC loss share receivable	(49)	509	(5,032)
Transfer of balance to OREO	(170)	(2,030)	(427)
Loans charged off	(105)	(2,451)	0
Recoveries	0	60	0
Balance at end of the period	2,819	3,265	6,641
Financing Receivable, Reserve For Unfunded Commitments
Allowance on loans individually evaluated for impairment	41	0	0
Allowance on loans collectively evaluated for impairment	2,778	3,265	6,641
Loans, net of unearned income:
Balance at end of period	492,476	119,174	90,062
Balance at end of period individually evaluated for impairment	164	0	0
Balance at end of period collectively evaluated for impairment	450,652	60,584	37,430
Balance at end of period acquired with deteriorated credit quality	41,660	58,590	52,632
Acquired Loans | Commercial Loans | Energy-Related
Financing Receivable, Allowance for Credit Losses
Balance at beginning of the period	51	0
Provision for (Reversal of) loan losses	74	51
Increase (Decrease) in FDIC loss share receivable	0	0
Transfer of balance to OREO	0	0
Loans charged off	0	0
Recoveries	0	0
Balance at end of the period	125	51	0
Financing Receivable, Reserve For Unfunded Commitments
Allowance on loans individually evaluated for impairment	0	0
Allowance on loans collectively evaluated for impairment	125	51
Loans, net of unearned income:
Balance at end of period	3,589	7,742
Balance at end of period individually evaluated for impairment	0	0
Balance at end of period collectively evaluated for impairment	3,589	7,742
Balance at end of period acquired with deteriorated credit quality	0	0
Acquired Loans | Residential Mortgage
Financing Receivable, Allowance for Credit Losses
Balance at beginning of the period	6,484	10,889	23,108
Provision for (Reversal of) loan losses	2,126	1,296	390
Increase (Decrease) in FDIC loss share receivable	(235)	(3,854)	(4,896)
Transfer of balance to OREO	(541)	(1,719)	(7,713)
Loans charged off	0	(232)	0
Recoveries	7	104	0
Balance at end of the period	7,841	6,484	10,889
Financing Receivable, Reserve For Unfunded Commitments
Allowance on loans individually evaluated for impairment	0	0	0
Allowance on loans collectively evaluated for impairment	7,841	6,484	10,889
Loans, net of unearned income:
Balance at end of period	501,296	552,603	172,160
Balance at end of period individually evaluated for impairment	0	0	0
Balance at end of period collectively evaluated for impairment	360,252	402,347	162,248
Balance at end of period acquired with deteriorated credit quality	141,044	150,256	9,912
Acquired Loans | Consumer and Other Loans
Financing Receivable, Allowance for Credit Losses
Balance at beginning of the period	14,208	16,176	33,769
Provision for (Reversal of) loan losses	(1,063)	2,238	359
Increase (Decrease) in FDIC loss share receivable	(1,833)	(1,142)	(17,919)
Transfer of balance to OREO	(684)	(1,677)	(33)
Loans charged off	(2,822)	(1,659)	0
Recoveries	0	272	0
Balance at end of the period	7,806	14,208	16,176
Financing Receivable, Reserve For Unfunded Commitments
Allowance on loans individually evaluated for impairment	45	0	0
Allowance on loans collectively evaluated for impairment	7,761	14,208	16,176
Loans, net of unearned income:
Balance at end of period	570,098	407,843	209,075
Balance at end of period individually evaluated for impairment	458	0	0
Balance at end of period collectively evaluated for impairment	447,048	265,168	157,744
Balance at end of period acquired with deteriorated credit quality	$ 122,592	$ 142,675	$ 51,331